Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129672
Account Value [Line Items]
Account Value	$ 20,791	$ 20,580	$ 20,664	$ 20,086	$ 19,112	$ 18,511	$ 17,072	$ 16,932	$ 16,090	$ 15,751	$ 15,804	$ 15,375	$ 16,134	$ 17,268	$ 18,074	$ 18,435	$ 17,776	$ 16,693	$ 15,648	$ 14,740	$ 13,193	$ 13,213	$ 13,609	$ 13,036	$ 12,443	$ 12,463	$ 12,022	$ 12,591	$ 12,292	$ 12,311	$ 12,126	$ 11,603	$ 11,234	$ 10,729	$ 10,086	$ 10,129	$ 9,730	$ 9,036		$ 9,642	$ 9,408	$ 10,000
C000129673
Account Value [Line Items]
Account Value	20,269	20,086	20,172	19,628	18,694	18,102	16,709	16,582	15,775	15,453	15,511	15,087	15,849	16,970	17,782	18,140	17,508	16,456	15,430	14,550	13,025	13,056	13,457	12,888	12,309	12,338	11,920	12,488	12,200	12,218	12,043	11,539	11,179	10,675	10,051	10,103	9,712	9,017		9,632	9,407	10,000
C000169047
Account Value [Line Items]
Account Value	1,161,989	1,150,175	1,153,820	1,121,583	1,067,183	1,032,259	952,345	943,225	896,325	877,434	879,832	855,375	896,951	959,927	1,004,515	1,023,946	986,850	926,203	867,721	817,451	731,193	731,765	753,679	721,456	688,142	689,234	664,757	696,215	679,197	679,712	669,508	640,658	620,265	591,415	556,459	558,852	536,842	498,086	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	21,980	21,538	21,554	20,992	19,825	19,226	17,739	17,575	16,677	16,377	16,270	15,773	16,575	17,484	17,985	18,264	17,645	16,383	15,385	14,506	13,003	13,032	13,746	12,936	12,408	12,567	12,241	12,913	12,477	12,397	12,227	11,531	11,223	10,843	10,208	10,190	9,821	9,085		9,720	9,398	10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	21,980	21,538	21,554	20,992	19,825	19,226	17,739	17,575	16,677	16,377	16,270	15,773	16,575	17,484	17,985	18,264	17,645	16,383	15,385	14,506	13,003	13,032	13,746	12,936	12,408	12,567	12,241	12,913	12,477	12,397	12,227	11,531	11,223	10,843	10,208	10,190	9,821	9,085		$ 9,720	$ 9,398	$ 10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	$ 1,203,959	$ 1,179,754	$ 1,180,645	$ 1,149,841	$ 1,085,925	$ 1,053,118	$ 971,660	$ 962,719	$ 913,498	$ 897,051	$ 891,218	$ 863,971	$ 907,903	$ 957,693	$ 985,134	$ 1,000,417	$ 966,538	$ 897,398	$ 842,715	$ 794,563	$ 712,252	$ 713,862	$ 752,948	$ 708,575	$ 679,670	$ 688,359	$ 670,513	$ 707,311	$ 683,462	$ 679,055	$ 669,770	$ 631,628	$ 614,743	$ 593,929	$ 559,131	$ 558,166	$ 537,979	$ 497,642	$ 500,000